Subsequent Event Disclosure	12 Months Ended
May 31, 2020
Notes
Subsequent Event Disclosure

NOTE 12 - SUBSEQUENT EVENTS

Subsequent to May 31, 2020, the Company entered into a loan agreement for $14,744 (CAD$20,000). The loan bears interest at 6% per annum compounded monthly, is unsecured, and payable from the first proceeds of warrants that may be exercised subsequent to the money being lent under the loan agreement or on July 9, 2021, whichever comes first.

Subsequent to May 31, 2020, the Company entered into a loan agreement for $65,000. The loan bears interest at 6% per annum compounded monthly, is unsecured, and payable on demand.

Subsequent to May 31, 2020,The Company issued 988,000, units of its common stock for gross proceeds of $247,000, of which $80,000 were received as at May 31, 2020. Each unit consisted of one common share of the Company and one warrant allowing its holder to acquire on additional common share at $0.35 until January 30, 2021, and at $0.50 per share from January 30, 2021 to July 30, 2022.